Leases - Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 153
2025	157
2026	107
Total minimum payments required	417
Less: implied interest	(73)
Present value of lease liabilities	$ 344